revenue from contracts with customers - Contract assets (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Contract assets
Contract assets at beginning of period	$ 867	$ 879	$ 898	$ 908
Net additions arising from operations	375	368	728	718
Amounts billed in the period and thus reclassified to accounts receivable	(399)	(394)	(789)	(775)
Change in impairment allowance, net	(1)	1	4	2
Other	1	3	2	4
Contract assets at end of period	843	857	843	857
Reconciliation of contract assets presented in the Consolidated statements of financial position - current
Gross contract assets	564	567	564	567
Reclassification to contract liabilities of contracts with contract assets less than contract liabilities	(15)	(14)	(15)	(14)
Reclassification from contract liabilities of contracts with contract liabilities less than contract assets	(127)	(126)	(127)	(126)
Current contract assets	422	427	422	427	$ 445
The 12-month period ending one year hence
Contract assets
Contract assets at beginning of period			595
Contract assets at end of period	564	567	564	567
The 12-month period ending two years hence
Contract assets
Contract assets at beginning of period			250
Contract assets at end of period	227	236	227	236
Thereafter
Contract assets
Contract assets at beginning of period			53
Contract assets at end of period	$ 52	$ 54	$ 52	$ 54